Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Associates
Disclosure of transactions between related parties [line items]
Funded amount	$ 12,313,000	$ 15,914,000
Joint venture
Disclosure of transactions between related parties [line items]
Funded amount	$ 12,313,000	$ 15,914,000